Accumulated Other Comprehensive Loss (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Foreign currency translation adjustment:
Beginning balance					$ (610,256)	¥ (50,041,000)	¥ (38,492,000)	¥ (35,561,000)
Adjustments to for the year	(4,952,000)	(11,716,000)	(3,018,000)		(58,610)	(4,806,000)	(11,549,000)	(2,931,000)
Ending balance					(668,866)	(54,847,000)	(50,041,000)	(38,492,000)
Unrealized holding gains on available-for-sale securities:
Beginning balance					29,415	2,412,000	3,250,000	820,000
Adjustments to for the year					5,939	487,000	(838,000)	2,430,000
Ending balance					35,354	2,899,000	2,412,000	3,250,000
Pension liability adjustment:
Beginning balance					(87,744)	(7,195,000)	(6,790,000)	(7,720,000)
Adjustments to for the year	77,000	(405,000)	930,000		939	77,000	(405,000)	930,000
Ending balance					(86,805)	(7,118,000)	(7,195,000)	(6,790,000)
Total other accumulated comprehensive loss:
Beginning balance	(54,824,000)			(720,317)	(668,585)	(54,824,000)	(42,032,000)	(42,461,000)
Adjustments to for the year					(51,732)	(4,242,000)	(12,792,000)	429,000
Ending balance	¥ (59,066,000)	¥ (54,824,000)		$ (720,317)	$ (720,317)	¥ (59,066,000)	¥ (54,824,000)	¥ (42,032,000)